Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668
AlphaClone Alternative Alpha ETF (ALFA)
AlphaClone International ETF (ALFI)
AlphaClone Activist Manager ETF (ALFD)
AlphaClone Value Manager ETF (ALFV)
November 13, 2017
Supplement to the
Prospectus dated July 31, 2017,
 as previously supplemented
Effective on or about December 27, 2017 (the “Fee Reduction Date”), the management fee for each of the AlphaClone Alternative Alpha ETF, AlphaClone International ETF, AlphaClone Activist Manager ETF, and AlphaClone Value Manager ETF will be lowered to the fee described in the table below:
Fund	Annual Management Fee Effective December 27, 2017 (as a percentage of average daily net assets)
AlphaClone Alternative Alpha ETF	0.65%
AlphaClone International ETF	0.75%
AlphaClone Activist Manager ETF	0.65%
AlphaClone Value Manager ETF	0.65%
Accordingly, effective on the Fee Reduction Date, the sections of the Prospectus entitled “Fees and Expenses of the Fund” and “Expense Example” with respect to each of the above-listed funds will be revised as indicated below.
For the AlphaClone Alternative Alpha ETF, AlphaClone Activist Manager ETF, and AlphaClone Value Manager ETF:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.65%

1 Restated to reflect the contractual management fee and investment objective effective as of December 27, 2017.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $66	3 Years: $208	5 Years: $362	10 Years: $810

For the AlphaClone International ETF:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

1 Restated to reflect the contractual management fee effective as of December 27, 2017.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $77	3 Years: $240	5 Years: $417	10 Years: $930

Please retain this Supplement with your Prospectus for future reference.

AlphaClone Alternative Alpha ETF (ALFA)
 (the “Fund”)
November 13, 2017
Supplement to the
Summary Prospectus dated July 31, 2017,
 as previously supplemented
Effective on or about December 27, 2017 (the “Fee Reduction Date”), the Fund’s management fee will be lowered to an annual rate of 0.65% of the Fund’s average daily net assets. Accordingly, effective on the Fee Reduction Date, the sections of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund” and “Expense Example” will be revised as indicated below.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.65%

1 Restated to reflect the contractual management fee and investment objective effective as of December 27, 2017.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $66	3 Years: $208	5 Years: $362	10 Years: $810

Please retain this Supplement with your Summary Prospectus for future reference.

AlphaClone International ETF (ALFI)
 (the “Fund”)
November 13, 2017
Supplement to the
Summary Prospectus dated July 31, 2017,
 as previously supplemented
Effective on or about December 27, 2017 (the “Fee Reduction Date”), the Fund’s management fee will be lowered to an annual rate of 0.75% of the Fund’s average daily net assets. Accordingly, effective on the Fee Reduction Date, the sections of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund” and “Expense Example” will be revised as indicated below.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

1 Restated to reflect the contractual management fee effective as of December 27, 2017.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $77	3 Years: $240	5 Years: $417	10 Years: $930

Please retain this Supplement with your Summary Prospectus for future reference.